COLI VUL-2 Series Account

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of COLI VUL-2 Series Account and Those Charged with Governance of COLI VUL-2 Series Account of Empower Life & Annuity Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise COLI VUL-2 Series Account (the Separate Account) as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 3, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Life & Annuity Insurance Company of New York Separate Accounts since 2021.

Birmingham, Alabama
April 12, 2024

Appendix A

The subaccounts that comprise COLI VUL-2 Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
American Funds IS International Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BlackRock Global Allocation V.I. Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BlackRock High Yield V.I., Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon Stock Index Fund, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Small Cap Index VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Eaton Vance VT Floating- Rate Income, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Bond Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower International Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Real Estate Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Emerging Markets Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Index 500 Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS International Growth Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO High Yield Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Low Duration Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Real Return Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Total Return Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Global Bond Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Total Bond Market Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares		DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Bond Index Fund, Investor Class
ASSETS:
Investments at fair value (1)	$1,926,747	$3,934,495	$826,688	$16		$1,546,415	$2,183,549	$2
Receivable from dividends	-	-	4,439	-		-	-	-
Total assets	1,926,747	3,934,495	831,127	16		1,546,415	2,183,549	2

LIABILITIES:
Payable to the Company	-	8	-	-		-	-	-
Total liabilities	-	8	-	-		-	-	-

NET ASSETS	$1,926,747	$3,934,487	$831,127	$16		$1,546,415	$2,183,549	$2

Fair value per share (NAV)	$17.41	$16.31	$6.84	$69.08		$13.63	$8.65	$12.75
Shares outstanding in the Separate Account	110,669	241,232	120,861	0	*	113,457	252,433	0	*

(1) Investments in mutual fund shares, at cost	$2,398,802	$4,499,616	$887,294	$14		$1,892,494	$2,264,358	$2

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	MFS International Growth Portfolio, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class
ASSETS:
Investments at fair value (1)	$2,093,278	$1,799,029	$2,525,983	$9,105,056	$2,030,365	$2,678,516	$825,290
Receivable from dividends	-	-	-	-	-	-	-
Total assets	2,093,278	1,799,029	2,525,983	9,105,056	2,030,365	2,678,516	825,290

LIABILITIES:
Payable to the Company	-	-	-	18	-	-	-
Total liabilities	-	-	-	18	-	-	-

NET ASSETS	$2,093,278	$1,799,029	$2,525,983	$9,105,038	$2,030,365	$2,678,516	$825,290

Fair value per share (NAV)	$12.35	$12.00	$10.58	$461.79	$14.67	$9.62	$7.18
Shares outstanding in the Separate Account	169,496	149,919	238,751	19,717	138,403	278,432	114,943

(1) Investments in mutual fund shares, at cost	$2,141,523	$1,681,208	$3,314,934	$8,761,856	$2,192,148	$3,204,172	$889,293

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
ASSETS:
Investments at fair value (1)	$801,120	$747,194	$4,453,074	$1,126,901	$1,117,772
Receivable from dividends	-	-	-	-	-
Total assets	801,120	747,194	4,453,074	1,126,901	1,117,772

LIABILITIES:
Payable to the Company	-	-	9	-	-
Total liabilities	-	-	9	-	-

NET ASSETS	$801,120	$747,194	$4,453,065	$1,126,901	$1,117,772

Fair value per share (NAV)	$9.60	$11.57	$9.18	$18.60	$10.63
Shares outstanding in the Separate Account	83,450	64,580	485,084	60,586	105,153

(1) Investments in mutual fund shares, at cost	$850,810	$868,566	$5,283,685	$1,256,338	$1,251,408

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Bond Index Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$24,256	$83,970	$51,060	$1	$15,915	$170,887	$-

TOTAL INVESTMENT INCOME	24,256	83,970	51,060	1	15,915	170,887	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(33,214)	(40,523)	(4,626)	6	(27,232)	(4,881)	(1)
Capital gain distributions	-	-	-	5	34,117	-	-

Net realized gain (loss) on investments	(33,214)	(40,523)	(4,626)	11	6,885	(4,881)	(1)

Change in net unrealized appreciation (depreciation) on investments	263,975	397,651	49,683	2	197,385	55,419	-

Net realized and unrealized gain (loss) on investments	230,761	357,128	45,057	13	204,270	50,538	(1)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$255,017	$441,098	$96,117	$14	$220,185	$221,425	$(1)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	MFS International Growth Portfolio, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class
INVESTMENT INCOME:
Dividend income	$46,429	$29,989	$48,667	$120,789	$21,551	$58,051	$43,843

TOTAL INVESTMENT INCOME	46,429	29,989	48,667	120,789	21,551	58,051	43,843

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(6,238)	2,269	(50,164)	(26,008)	(13,960)	(31,890)	(5,109)
Capital gain distributions	41,724	3,099	-	70,130	61,456	28,601	-

Net realized gain (loss) on investments	35,486	5,368	(50,164)	44,122	47,496	(3,289)	(5,109)

Change in net unrealized appreciation (depreciation) on investments	223,963	171,799	212,827	1,719,022	183,233	74,227	50,231

Net realized and unrealized gain (loss) on investments	259,449	177,167	162,663	1,763,144	230,729	70,938	45,122

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$305,878	$207,156	$211,330	$1,883,933	$252,280	$128,989	$88,965

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
INVESTMENT INCOME:
Dividend income	$28,157	$22,180	$153,037	$19,882	$25,466

TOTAL INVESTMENT INCOME	28,157	22,180	153,037	19,882	25,466

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,955)	(6,170)	(49,649)	(8,799)	(8,726)
Capital gain distributions	-	-	-	1,732	-

Net realized gain (loss) on investments	(2,955)	(6,170)	(49,649)	(7,067)	(8,726)

Change in net unrealized appreciation (depreciation) on investments	12,443	8,933	137,402	53,839	39,806

Net realized and unrealized gain (loss) on investments	9,488	2,763	87,753	46,772	31,080

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,645	$24,943	$240,790	$66,654	$56,546

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Bond Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$24,256	$83,970	$51,060	$1	$15,915	$170,887	$-
Net realized gain (loss) on investments	(33,214)	(40,523)	(4,626)	11	6,885	(4,881)	(1)
Change in net unrealized appreciation (depreciation) on investments	263,975	397,651	49,683	2	197,385	55,419	-

Net increase (decrease) in net assets resulting from operations	255,017	441,098	96,117	14	220,185	221,425	(1)

POLICY TRANSACTIONS:
Policy owners' net payments	152,279	304,557	60,911	167	121,823	152,279	24
Policy maintenance charges	(30,400)	(61,367)	(12,874)	(166)	(23,417)	(34,083)	(22)
Policy owners' benefits	(40,066)	(81,871)	(17,700)	-	(31,223)	(48,357)	-
Net transfers (to) from the Company and/or Subaccounts	(1)	(9)	2	1	-	-	1

Increase (decrease) in net assets resulting from Policy transactions	81,812	161,310	30,339	2	67,183	69,839	3

Total increase (decrease) in net assets	336,829	602,408	126,456	16	287,368	291,264	2

NET ASSETS:
Beginning of period	1,589,918	3,332,079	704,671	-	1,259,047	1,892,285	-

End of period	$1,926,747	$3,934,487	$831,127	$16	$1,546,415	$2,183,549	$2

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	MFS International Growth Portfolio, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$46,429	$29,989	$48,667	$120,789	$21,551	$58,051	$43,843
Net realized gain (loss) on investments	35,486	5,368	(50,164)	44,122	47,496	(3,289)	(5,109)
Change in net unrealized appreciation (depreciation) on investments	223,963	171,799	212,827	1,719,022	183,233	74,227	50,231

Net increase (decrease) in net assets resulting from operations	305,878	207,156	211,330	1,883,933	252,280	128,989	88,965

POLICY TRANSACTIONS:
Policy owners' net payments	152,279	152,279	213,190	639,403	152,279	213,214	60,912
Policy maintenance charges	(32,179)	(27,396)	(40,820)	(135,168)	(31,953)	(42,724)	(12,797)
Policy owners' benefits	(43,403)	(35,828)	(52,967)	(184,635)	(42,139)	(57,071)	(17,501)
Net transfers (to) from the Company and/or Subaccounts	1	(1)	(1)	(17)	(1)	(1)	(1)

Increase (decrease) in net assets resulting from Policy transactions	76,698	89,054	119,402	319,583	78,186	113,418	30,613

Total increase (decrease) in net assets	382,576	296,210	330,732	2,203,516	330,466	242,407	119,578

NET ASSETS:
Beginning of period	1,710,702	1,502,819	2,195,251	6,901,522	1,699,899	2,436,109	705,712

End of period	$2,093,278	$1,799,029	$2,525,983	$9,105,038	$2,030,365	$2,678,516	$825,290

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$28,157	$22,180	$153,037	$19,882	$25,466
Net realized gain (loss) on investments	(2,955)	(6,170)	(49,649)	(7,067)	(8,726)
Change in net unrealized appreciation (depreciation) on investments	12,443	8,933	137,402	53,839	39,806

Net increase (decrease) in net assets resulting from operations	37,645	24,943	240,790	66,654	56,546

POLICY TRANSACTIONS:
Policy owners' net payments	60,911	60,911	365,469	91,343	91,343
Policy maintenance charges	(12,882)	(12,175)	(71,887)	(18,154)	(18,066)
Policy owners' benefits	(17,782)	(16,419)	(95,364)	(24,162)	(23,991)
Net transfers (to) from the Company and/or Subaccounts	(1)	1	(10)	(1)	(1)

Increase (decrease) in net assets resulting from Policy transactions	30,246	32,318	198,208	49,026	49,285

Total increase (decrease) in net assets	67,891	57,261	438,998	115,680	105,831

NET ASSETS:
Beginning of period	733,229	689,933	4,014,067	1,011,221	1,011,941

End of period	$801,120	$747,194	$4,453,065	$1,126,901	$1,117,772

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Bond Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$29,468	$-	$38,212	$1	$12,494	$87,794	$-
Net realized gain (loss) on investments	203,862	945	(4,018)	(9)	212,711	(4,582)	(2)
Change in net unrealized appreciation (depreciation) on investments	(642,818)	(618,847)	(113,765)	-	(549,935)	(136,518)	-

Net increase (decrease) in net assets resulting from operations	(409,487)	(617,902)	(79,571)	(9)	(324,730)	(53,307)	(2)

POLICY TRANSACTIONS:
Policy owners' net payments	254,435	508,870	101,774	129	203,548	254,435	18
Policy maintenance charges	(25,601)	(53,985)	(11,210)	(119)	(20,885)	(29,481)	(17)
Policy owners' benefits	(44,389)	(92,571)	(19,362)	-	(35,917)	(50,981)	-
Net transfers (to) from the Company and/or Subaccounts	(993)	(1,012)	(20)	(2)	(663)	(41)	-

Increase (decrease) in net assets resulting from Policy transactions	183,452	361,302	71,181	7	146,083	173,933	1

Total increase (decrease) in net assets	(226,035)	(256,599)	(8,390)	(2)	(178,648)	120,627	-

NET ASSETS:
Beginning of period	1,815,953	3,588,678	713,061	2	1,437,694	1,771,659	-

End of period	$1,589,918	$3,332,079	$704,671	-	$1,259,047	$1,892,285	-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	MFS International Growth Portfolio, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$30,238	$29,157	$34,896	$108,509	$10,541	$36,963	$36,206
Net realized gain (loss) on investments	(9,840)	50,970	(52,231)	10,816	86,902	9,138	(4,440)
Change in net unrealized appreciation (depreciation) on investments	(312,846)	(627,115)	(523,666)	(1,662,847)	(388,970)	(343,010)	(110,470)

Net increase (decrease) in net assets resulting from operations	(292,448)	(546,989)	(541,001)	(1,543,521)	(291,527)	(296,910)	(78,704)

POLICY TRANSACTIONS:
Policy owners' net payments	254,435	254,435	356,209	1,068,498	254,435	356,227	101,774
Policy maintenance charges	(26,504)	(26,122)	(35,087)	(113,016)	(26,454)	(38,554)	(11,209)
Policy owners' benefits	(46,654)	(43,964)	(60,406)	(195,156)	(46,791)	(66,681)	(19,375)
Net transfers (to) from the Company and/or Subaccounts	(779)	(230)	(774)	(4,347)	(721)	200	(1)

Increase (decrease) in net assets resulting from Policy transactions	180,498	184,119	259,942	755,979	180,469	251,193	71,190

Total increase (decrease) in net assets	(111,950)	(362,870)	(281,060)	(787,542)	(111,058)	(45,718)	(7,515)

NET ASSETS:
Beginning of period	1,822,652	1,865,689	2,476,310	7,689,065	1,810,956	2,481,826	713,227

End of period	$1,710,702	$1,502,819	$2,195,251	$6,901,522	$1,699,899	$2,436,109	$705,712

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$12,640	$50,660	$109,927	$26,377	$19,635
Net realized gain (loss) on investments	(2,519)	(4,020)	(41,636)	2,688	142
Change in net unrealized appreciation (depreciation) on investments	(53,238)	(139,092)	(720,446)	(177,352)	(169,134)

Net increase (decrease) in net assets resulting from operations	(43,118)	(92,453)	(652,155)	(148,287)	(149,357)

POLICY TRANSACTIONS:
Policy owners' net payments	101,774	101,774	610,644	152,643	152,643
Policy maintenance charges	(11,621)	(11,331)	(65,678)	(16,532)	(16,495)
Policy owners' benefits	(19,859)	(19,384)	(111,681)	(28,259)	(28,132)
Net transfers (to) from the Company and/or Subaccounts	57	122	687	146	157

Increase (decrease) in net assets resulting from Policy transactions	70,351	71,181	433,972	107,998	108,172

Total increase (decrease) in net assets	27,234	(21,271)	(218,183)	(40,289)	(41,185)

NET ASSETS:
Beginning of period	705,995	711,204	4,232,250	1,051,510	1,053,125

End of period	$733,229	$689,933	$4,014,067	$1,011,221	$1,011,941

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company of New York is now known as Empower Life & Annuity Insurance Company of New York (the Company). The COLI VUL-2 Series Account (the Separate Account), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

If available under their Policy for investment, Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies.

The following is the variable life insurance products funded by the Separate Account:

GW COLI VUL NY

For the years ended December 31, 2023 and 2022, the Separate Account was invested in up to 19 Subaccounts, as follows:

American Funds IS International Fund, Class 2

BlackRock Global Allocation V.I. Fund, Class I

BlackRock High Yield V.I., Class I

BNY Mellon Stock Index Fund, Initial Shares

DWS Small Cap Index VIP, Class A

Eaton Vance VT Floating-Rate Income, Initial Class

Empower Bond Index Fund, Investor Class(a)

Empower International Index Fund, Investor Class(a)

Empower Real Estate Index Fund, Investor Class(a)

Fidelity VIP Emerging Markets Portfolio, Service Class 2

Fidelity VIP Index 500 Portfolio, Initial Class

MFS International Growth Portfolio, Initial Class

PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class

PIMCO High Yield Portfolio, Admin Class

PIMCO Low Duration Portfolio, Admin Class

PIMCO Real Return Portfolio, Admin Class

PIMCO Total Return Portfolio, Admin Class

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Total Bond Market Index Portfolio

(a) See Subaccount Changes table below

Subaccount Changes:

During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great-West Bond Index Fund	Empower Bond Index Fund	August 1, 2022
Great-West International Index Fund	Empower International Index Fund	August 1, 2022
Great-West Real Estate Index Fund	Empower Real Estate Index Fund	August 1, 2022

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2023 or that did not have activity during the year ended December 31, 2023 are not presented on the Statements of Assets and Liabilities as of December 31, 2023 or Statements of Operations for the year ended December 31, 2023, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with Subaccounts’ designated reinvestment dates.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

American Funds IS International Fund, Class 2	$176,445	$70,377
BlackRock Global Allocation V.I. Fund, Class I	388,349	143,061
BlackRock High Yield V.I., Class I	111,279	30,538
BNY Mellon Stock Index Fund, Initial Shares	161	154
DWS Small Cap Index VIP, Class A	171,783	54,569
Eaton Vance VT Floating-Rate Income, Initial Class	323,077	82,351
Empower Bond Index Fund, Investor Class	22	20
Empower International Index Fund, Investor Class	240,343	75,493
Empower Real Estate Index Fund, Investor Class	185,278	63,135
Fidelity VIP Emerging Markets Portfolio, Service Class 2	261,732	93,662
Fidelity VIP Index 500 Portfolio, Initial Class	829,961	319,442
MFS International Growth Portfolio, Initial Class	235,196	74,003
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	299,740	99,669
PIMCO High Yield Portfolio, Admin Class	104,718	30,262
PIMCO Low Duration Portfolio, Admin Class	89,032	30,629
PIMCO Real Return Portfolio, Admin Class	83,056	28,558
PIMCO Total Return Portfolio, Admin Class	518,293	167,038
Vanguard VIF Global Bond Index Portfolio	112,905	42,265
Vanguard VIF Total Bond Market Index Portfolio	116,757	42,006

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

American Funds IS International Fund, Class 2	10,141	4,793	5,348	16,259	5,213	11,046
BlackRock Global Allocation V.I. Fund, Class I	20,924	9,835	11,089	33,044	10,696	22,348
BlackRock High Yield V.I., Class I	5,507	2,722	2,785	9,118	2,971	6,147
BNY Mellon Stock Index Fund, Initial Shares	4	4	-	3	3	-
DWS Small Cap Index VIP, Class A	3,985	1,769	2,216	5,916	1,917	3,999
Eaton Vance VT Floating-Rate Income, Initial Class	12,384	6,446	5,938	21,173	7,059	14,114
Empower Bond Index Fund, Investor Class	2	1	1	1	1	-
Empower International Index Fund, Investor Class	10,251	5,110	5,141	17,003	5,587	11,416
Empower Real Estate Index Fund, Investor Class	10,254	4,342	5,912	13,704	4,677	9,027
Fidelity VIP Emerging Markets Portfolio, Service Class 2	18,532	8,326	10,206	29,442	9,045	20,397
Fidelity VIP Index 500 Portfolio, Initial Class	63,733	30,291	33,442	98,266	32,927	65,339
MFS International Growth Portfolio, Initial Class	12,052	6,019	6,033	20,355	6,580	13,775
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	20,835	10,006	10,829	33,586	10,904	22,682
PIMCO High Yield Portfolio, Admin Class	2,219	1,096	1,123	3,684	1,196	2,488
PIMCO Low Duration Portfolio, Admin Class	3,954	1,981	1,973	6,627	2,164	4,463
PIMCO Real Return Portfolio, Admin Class	3,045	1,461	1,584	4,849	1,590	3,259
PIMCO Total Return Portfolio, Admin Class	18,263	8,526	9,737	29,136	9,265	19,871
Vanguard VIF Global Bond Index Portfolio	10,117	4,776	5,341	16,366	5,193	11,173
Vanguard VIF Total Bond Market Index Portfolio	10,117	4,775	5,342	16,380	5,193	11,187

Note: Units may not foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Mortality and Expense Risk Charge
This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted daily, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	a daily charge amounting to a per annum aggregate of 0.10% - 0.90% of the average daily net assets of the Subaccounts
Partial Surrender Charge
This charge is assessed to reimburse the Company for the costs incurred when processing partial surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$25 per partial surrender, after the first withdrawals made during the same Policy year
Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$10 per transfer, after the first 12 transfers in any calendar year
Charge for Optional Benefits (Supplemental)
This charge is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Policy owner. The charge varies and is deducted through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 on net amount at risk

Expense Type	Range
Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 of face amount of policy
Charge for Change of Death Benefit Option
This charge is assessed to reimburse the Company for costs incurred from a change of death benefit option. The charge is deducted upon each change request, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	maximum fee of $100 per change
Premium Expense Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is assessed on each premium payment received after the initial premium deposit, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	Up to 10%
Monthly Administrative Charge
This charge is assessed to reimburse the Company for administrative costs. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	maximum of $10 per month

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable life product that is funded by the Separate Account. A summary of the units outstanding, unit fair values, net assets for variable life Policies, investment income ratios, and total returns for each of the four years or periods ended December 31, 2023 is as follows:

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

American Funds IS International Fund, Class 2
2023	121		$15.88	$1,927		1.33%	15.84%
2022	116		13.71	1,590		1.79%	(20.79)%
2021	105		17.30	1,816		2.78%	(1.50)%
2020	6		17.57	101		0.00%	(1.73)%
BlackRock Global Allocation V.I. Fund, Class I
2023	249		15.78	3,934		2.28%	12.83%
2022	238		13.98	3,332		0.00%	(15.86)%
2021	216		16.62	3,589		0.94%	6.67%
2020	13		15.58	202		0.00%	(1.30)%
BlackRock High Yield V.I., Class I
2023	69		12.03	831		6.57%	13.19%
2022	66		10.63	705		5.34%	(10.34)%
2021	60		11.86	713		4.54%	5.32%
2020	4		11.26	40		0.05%	(1.23)%
BNY Mellon Stock Index Fund, Initial Shares
2023	0	*	48.20	0	*	1.13%	25.93%
2022	0	*	-	-		1.01%	-
2021	-		-	-		0.89%	-
2020	0	*	36.49	427		0.36%	(0.75)%
DWS Small Cap Index VIP, Class A
2023	45		34.46	1,546		1.14%	16.76%
2022	43		29.52	1,259		0.94%	(20.64)%
2021	39		37.19	1,438		0.93%	14.50%
2020	2		32.48	81		0.00%	(1.67)%
Eaton Vance VT Floating-Rate Income, Initial Class
2023	164		13.33	2,184		8.21%	11.21%
2022	158		11.98	1,892		4.65%	(2.74)%
2021	144		12.32	1,772		2.89%	3.60%
2020	9		11.89	101		0.03%	(1.36)%
Empower Bond Index Fund, Investor Class
2023	0	*	14.58	0	*	2.05%	5.02%
2022	0	*	-	-		0.98%	-
2021	-		-	-		0.66%	-
2020	4		16.47	61		0.00%	(1.33)%
Empower International Index Fund, Investor Class
2023	130		16.13	2,093		2.37%	17.52%
2022	125		13.73	1,711		1.77%	(14.74)%
2021	113		16.10	1,823		2.23%	10.75%
2020	7		14.54	101		0.00%	(1.79)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Empower Real Estate Index Fund, Investor Class
2023	110	$16.28	$1,799	1.82%	13.31%
2022	105	14.37	1,503	1.72%	(26.40)%
2021	96	19.53	1,866	2.23%	44.31%
2020	8	13.53	102	0.00%	(0.39)%
Fidelity VIP Emerging Markets Portfolio, Service Class 2
2023	211	11.99	2,526	2.01%	9.49%
2022	200	10.95	2,195	1.55%	(20.37)%
2021	180	13.75	2,476	2.05%	(2.41)%
2020	10	14.09	142	0.00%	(1.32)%
Fidelity VIP Index 500 Portfolio, Initial Class
2023	769	11.84	9,105	1.48%	26.19%
2022	736	9.38	6,902	1.49%	(18.21)%
2021	671	11.47	7,689	0.00%	14.68%
MFS International Growth Portfolio, Initial Class
2023	153	13.30	2,030	1.11%	14.72%
2022	147	11.60	1,700	0.62%	(14.95)%
2021	133	13.64	1,811	0.51%	9.27%
2020	8	12.48	100	0.00%	(2.00)%
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
2023	254	10.55	2,679	2.25%	5.26%
2022	243	10.02	2,436	1.50%	(11.00)%
2021	220	11.26	2,482	5.09%	(4.16)%
2020	17	11.75	202	0.01%	(1.39)%
PIMCO High Yield Portfolio, Admin Class
2023	28	29.69	825	5.67%	12.22%
2022	27	26.46	706	5.07%	(10.28)%
2021	24	29.49	713	5.09%	3.63%
2020	1	28.46	40	0.05%	(1.21)%
PIMCO Low Duration Portfolio, Admin Class
2023	50	15.94	801	3.60%	4.97%
2022	48	15.18	733	1.71%	(5.74)%
2021	44	16.11	706	0.53%	(0.93)%
2020	2	16.26	40	0.01%	(1.40)%
PIMCO Real Return Portfolio, Admin Class
2023	37	20.17	747	3.02%	3.67%
2022	35	19.45	690	7.03%	(11.90)%
2021	32	22.08	711	5.10%	5.59%
2020	2	20.91	41	0.00%	(1.19)%
PIMCO Total Return Portfolio, Admin Class
2023	216	20.63	4,453	3.57%	5.93%
2022	206	19.48	4,014	2.63%	(14.30)%
2021	186	22.73	4,232	1.83%	(1.27)%
2020	11	23.02	243	0.01%	(1.29)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Vanguard VIF Global Bond Index Portfolio
2023	121	$9.32	$1,127	1.83%	6.52%
2022	116	8.75	1,011	2.51%	(13.13)%
2021	104	10.07	1,052	0.00%	0.71%
Vanguard VIF Total Bond Market Index Portfolio
2023	121	9.25	1,118	2.35%	5.58%
2022	116	8.76	1,012	1.87%	(13.21)%
2021	104	10.09	1,053	0.00%	0.91%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.